Income taxes (Tables)	6 Months Ended
Sep. 30, 2021
Components of Income Tax Expense
The following table presents the components of Income tax expense for the six months ended September 30, 2020 and 2021:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Current tax expense	79,954	67,822
Deferred tax expense (benefit)	57,807	(28,200)

Total income tax expense	137,761	39,622

Detailed Amounts of Tax Effects of Items Recorded Directly in Equity
The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2020 and 2021. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2020	2021

	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	579	926
Less: reclassification adjustments	306	(213)

Total	885	713

Pension liability adjustments:
Unrealized gains (losses)	83,994	(2,144)
Less: reclassification adjustments	321	(3,875)

Total	84,315	(6,019)

Own credit risk adjustments:
Unrealized gains (losses)	(2,351)	(2,638)
Less: reclassification adjustments	(1,259)	219

Total	(3,610)	(2,419)

Total tax effect before allocation to noncontrolling interests	81,590	(7,725)